SHARE-BASED COMPENSATION - Summary of option activity (Detail) - ¥ / shares	6 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019
Share-based Payment Arrangement [Abstract]
Number of Options - Beginning balance	41,750,000	41,750,000	68,220,000
Number of Options - Forfeited	(950,000)		(26,470,000)
Number of Options - Ending balance	40,800,000	41,750,000	41,750,000	68,220,000
Number of Options - Vested or expected to vest	40,800,000
Exercise Price RMB - Beginning balance		¥ 2	¥ 2
Exercise Price RMB - Forfeited	¥ 2		2
Exercise Price RMB - Ending balance	2		¥ 2	¥ 2
Exercise Price RMB - Vested or expected to vest	¥ 2
Remaining Contractual Life	5 years 6 months 29 days	6 years 1 month 6 days	6 years 8 months 12 days	6 years 8 months 26 days
Remaining Contractual Life - Vested or expected to vest	5 years 6 months 29 days
Remaining Contractual Life - Forfeited	1 year 1 month 2 days		6 years 8 months 26 days